UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sing Wu Inman
Title:     CFO
Phone:     212-616-1130

Signature, Place, and Date of Signing:

  /s/ Sing Wu Inman     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $186,548 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGRIUM INC                     COM              008916108     2781    41438 SH       SOLE                    41438        0        0
ANADARKO PETE CORP             COM              032511107     5151    67487 SH       SOLE                    67487        0        0
BARRICK GOLD CORP              COM              067901108     2327    51418 SH       SOLE                    51418        0        0
CALPINE CORP                   COM NEW          131347304     2093   128153 SH       SOLE                   128153        0        0
CANADIAN NAT RES LTD           COM              136385101     6138   164245 SH       SOLE                   164245        0        0
CF INDS HLDGS INC              COM              125269100     5035    34729 SH       SOLE                    34729        0        0
CF INDS HLDGS INC              COM              125269100     7249    50000 SH  CALL SOLE                    50000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     4187    65111 SH       SOLE                    65111        0        0
EQT CORP                       COM              26884L109     3568    65118 SH       SOLE                    65118        0        0
GOLDCORP INC NEW               COM              380956409     1838    41543 SH       SOLE                    41543        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106     4218   135992 SH       SOLE                   135992        0        0
ISHARES INC                    MSCI BRAZIL      464286400      125   204287 SH       SOLE                   204287        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184     7222   207100 SH  CALL SOLE                   207100        0        0
ISHARES TR                     RUSSELL 2000     464287655    14086   191000 SH  PUT  SOLE                   191000        0        0
KIRBY CORP                     COM              497266106     2728    41438 SH       SOLE                    41438        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     4384   134939 SH       SOLE                   134939        0        0
MARATHON PETE CORP             COM              56585A102     2759    82876 SH       SOLE                    82876        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106     3698    53800 SH  CALL SOLE                    53800        0        0
MONSANTO CO NEW                COM              61166W101     3026    43189 SH       SOLE                    43189        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     3043    62197 SH       SOLE                    62197        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369Y803     4436   174300 SH  PUT  SOLE                   174300        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7234    47600 SH  CALL SOLE                    47600        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    20808   165800 SH  CALL SOLE                   165800        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    18825   150000 SH  PUT  SOLE                   150000        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714    14730   280300 SH  PUT  SOLE                   280300        0        0
SUNOCO INC                     COM              86764P109     5315   129569 SH       SOLE                   129569        0        0
TECK RESOURCES LTD             CL B             878742204      380    10795 SH       SOLE                    10795        0        0
TENARIS S A                    SPONSORED ADR    88031M109     4035   108530 SH       SOLE                   108530        0        0
TEREX CORP NEW                 COM              880779103     1773   131244 SH       SOLE                   131244        0        0
TESORO CORP                    COM              881609101     1936    82876 SH       SOLE                    82876        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     3489   165751 SH       SOLE                   165751        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     2155  1857839 SH       SOLE                  1857839        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     2542   173647 SH       SOLE                   173647        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     7624   520800 SH  CALL SOLE                   520800        0        0
YUM BRANDS INC                 COM              988498101     5610    95067 SH       SOLE                    95067        0        0